SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
Tax-Managed Small Cap Fund

Supplement Dated July 25, 2008
to the Class A Shares Prospectus Dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Value and Tax-Managed Small Cap Funds.

Change in Sub-Adviser for the Small Cap Value and Tax-Managed Small Cap Funds

Upon Neuberger Berman Management Inc.'s anticipated acquisition of David J. Greene and Company, LLC, in the sub-section entitled "Small Cap Value Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to David J. Greene and Company, LLC is hereby deleted, and the following paragraph is hereby added:

Neuberger Berman Management Inc.: Neuberger Berman Management Inc. (NBMI), located at 605 Third Avenue, New York, NY 10158, serves as a Sub-Adviser to the Small Cap Value Fund. Benjamin Nahum is responsible for the management of the portion of the Small Cap Value Fund allocated to NBMI. Prior to joining NBMI in 2008, Mr. Nahum was Executive Vice President of David J. Greene and Company, LLC, a registered investment adviser, for more than 15 years.

Upon Neuberger Berman Management Inc.'s anticipated acquisition of David J. Greene and Company, LLC, in the sub-section entitled "Tax-Managed Small Cap Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to David J. Greene and Company, LLC is hereby deleted, and the following paragraph is hereby added:

Neuberger Berman Management Inc.: Neuberger Berman Management Inc. (NBMI), located at 605 Third Avenue, New York, NY 10158, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Benjamin Nahum is responsible for the management of the portion of the Tax-Managed Small Cap Fund allocated to NBMI. Prior to joining NBMI in 2008, Mr. Nahum was Executive Vice President of David J. Greene and Company, LLC, a registered investment adviser, for more than 15 years.

There are no other changes in the portfolio management of the Small Cap Value and Tax-Managed Small Cap Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-522 (7/08)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund

Supplement Dated July 25, 2008
to the Class I Shares Prospectus Dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Small Cap Value Fund.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Value Fund. Upon Neuberger Berman Management Inc.'s anticipated acquisition of David J. Greene and Company, LLC, in the sub-section entitled "Small Cap Value Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to David J. Greene and Company, LLC is hereby deleted, and the following paragraph is hereby added:

Neuberger Berman Management Inc.: Neuberger Berman Management Inc. (NBMI), located at 605 Third Avenue, New York, NY 10158, serves as a Sub-Adviser to the Small Cap Value Fund. Benjamin Nahum is responsible for the management of the portion of the Small Cap Value Fund allocated to NBMI. Prior to joining NBMI in 2008, Mr. Nahum was Executive Vice President of David J. Greene and Company, LLC, a registered investment adviser, for more than 15 years.

There are no other changes in the portfolio management of the Small Cap Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-523 (7/08)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
Tax-Managed Small Cap Fund

Supplement Dated July 25, 2008
to the Statement of Additional Information ("SAI") Dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for the Small Cap Value and Tax-Managed Small Cap Funds

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Value and Tax-Managed Small Cap Funds. Upon Neuberger Berman Management Inc.'s anticipated acquisition of David J. Greene and Company, LLC, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and the Sub-Advisers," the paragraph relating to David J. Greene and Company, LLC is hereby deleted, and the following paragraph is hereby added:

NEUBERGER BERMAN MANAGEMENT INC.—Neuberger Berman Management Inc. ("NBMI") serves as investment sub-adviser to the Small Cap Value and Tax-Managed Small Cap Funds. NBMI is an indirect, wholly-owned subsidiary of Lehman Brothers Holdings, Inc. ("LBHI"), a corporation listed on the New York Stock Exchange under the ticker symbol "LEH", and related LBHI subsidiaries.

In addition, upon Neuberger Berman Management Inc.'s anticipated acquisition of David J. Greene and Company, LLC, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the text relating to David J. Greene and Company, LLC is hereby deleted, and the following text is hereby added:

NBMI

Compensation.  SIMC pays NBMI a fee based on the assets under management of the Small Cap Value and Tax-Managed Small Cap Funds as set forth in an investment sub-advisory agreement between NBMI and SIMC. NBMI pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Value and Tax-Managed Small Cap Funds. The following information relates to the period ended June 30, 2008.

A portion of the compensation paid to each portfolio manager for management of the mutual funds in the fund family is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio managers are paid a base salary that is not dependent on performance. Each portfolio manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the portfolio managers' compensation packages, including: (i) whether the portfolio manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

Certain portfolio managers may manage products other than mutual funds, such as high net worth separate accounts. For the management of these accounts, a portfolio manager will generally receive a percentage of pre-tax revenue determined on a monthly basis less third party payouts (e.g., a "finder's fee" or "referral fee" paid to a third party). To determine the percentage of revenue a portfolio manager receives, the aggregate fees collected on the accounts for which the portfolio manager are responsible are compared to a predetermined benchmark of fees that is grown 4% per annum.

NBMI's portfolio managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. NBMI believes that its portfolio managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

In addition, there are additional stock and option award programs available.

NBMI believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

Ownership of Fund Shares.  As of the end of the Small Cap Value and Tax-Managed Small Cap Funds' most recently completed fiscal year, NBMI's portfolio manager did not beneficially own any shares of the Small Cap Value or Tax-Managed Small Cap Fund.

Other Accounts.  As of June 30, 2008 in addition to the Small Cap Value and Tax-Managed Small Cap Funds, NBMI's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Benjamin Nahum	0	$0	0	$0	31	$860,383,360

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interest.  Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund, and which may include transactions that are directly contrary to the positions taken by a fund. For example, a portfolio manager may engage in short sales of securities for another account that are the same type of securities in which a fund it manages also invests. In such as case, the portfolio manager could be seen as harming the performance of the fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Finally, a conflict of interest may arise if NBMI and a portfolio manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all funds or accounts for which the portfolio manager is responsible.

NBMI has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

There are no other changes in the portfolio management of the Small Cap Value and Tax-Managed Small Cap Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-524 (7/08)